INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before provision for income tax and share of results of equity investees	¥ (3,062,214)	$ (480,527)	¥ (1,427,612)	¥ 242,239
Income tax (expenses) benefits computed at an applicable tax rate of 25%	765,554		356,903	(60,560)
Effect of permanent differences	(8,186)		55,935	(11,010)
Effect of research and development super-deduction	89,287		88,881	38,078
Effect of preferential tax rate	(129,026)		62,404	10,399
Effect on tax rates in different tax jurisdictions	742		(1,278)	3,691
Change in valuation allowance	(759,320)		(528,226)	2,445
Income tax (expense) benefit	¥ (40,949)	$ (6,426)	¥ 34,619	¥ (16,957)